Business Acquisition - Summary of Purchase Consideration (Details) $ in Thousands	Mar. 31, 2025 CAD ($)	Dec. 01, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 5,359		$ 4,082
XRM Vision Inc.
Disclosure of detailed information about business combination [line items]
Cash consideration	7,377	$ 7,377
Working capital adjustment to be settled in cash	632	0
Issuance of Subordinate Voting Shares	2,875	2,875
Purchase price payable	7,522	7,905
Contingent consideration	5,104	9,759
Total purchase consideration	23,510	27,916
Deferred cash consideration		8,625
XRM Vision Inc. | Purchase consideration
Disclosure of detailed information about business combination [line items]
Cash consideration		7,377
Working capital adjustment to be settled in cash		632
Issuance of Subordinate Voting Shares		2,875
Deferred cash consideration		$ 8,625
XRM Vision Inc. | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Number of instruments issued (in shares) | shares		1,724,550
XRM Vision Inc. | Subordinate Voting Shares | Purchase consideration
Disclosure of detailed information about business combination [line items]
Number of instruments issued (in shares) | shares		1,724,550
XRM Vision Inc. | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 12,000
XRM Vision Inc. | Maximum | Purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 10,500
XRM Vision Inc. | Adjustments
Disclosure of detailed information about business combination [line items]
Working capital adjustment to be settled in cash	632
Purchase price payable	(383)
Contingent consideration	(4,655)
Total purchase consideration	$ (4,406)